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                UNITED STATES                            OMB APPROVAL
     SECURITIES AND EXCHANGE COMMISSION
           WASHINGTON, D.C. 20549
                                                --------------------------------
                                                OMB Number:    3235-0058
                                                Expires:       March 31, 2006
                                                Estimated average burden hours
                                                per response........2.50
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                                                --------------------------------
                 FORM 12B-25
                                                --------------------------------
         NOTIFICATION OF LATE FILING                    SEC FILE NUMBER
                                                --------------------------------
                                                         CUSIP NUMBERs
                                                          019855 30 3
                                                --------------------------------


(CHECK ONE): |_| Form 10-K   |_| Form 20-F   |_| Form 11-K   |X| Form 10-Q
             |_| Form N-SAR  |_| Form N-CSR

               For Period
               Ended:          March 31, 2006
                     -----------------------------------------------------------

               |_| Transition Report on Form 10-K
               |_| Transition Report on Form 20-F
               |_| Transition Report on Form 11-K
               |_| Transition Report on Form 10-Q
               |_| Transition Report on Form N-SAR
               For the Transition Period
               Ended:
                     -----------------------------------------------------------


  READ INSTRUCTION (ON BACK PAGE) BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.

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    NOTHING IN THIS FORM SHALL BE CONSTRUED TO IMPLY THAT THE COMMISSION HAS
                   VERIFIED ANY INFORMATION CONTAINED HEREIN.
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If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I -- REGISTRANT INFORMATION


Tutogen Medical, Inc.
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Full Name of Registrant

N/A

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Former Name if Applicable

One Progress Boulevard
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Address of Principal Executive Office (STREET AND NUMBER)

Alachua, Florida 32615
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City, State and Zip Code

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PART II -- RULES 12B-25(B) AND (C)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

     | (a)  The reason described in reasonable detail in Part III of this form
     |      could not be eliminated without unreasonable effort or expense
     |
     | (b)  The subject annual report, semi-annual report, transition report on
     |      Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or
     |      portion thereof, will be filed on or before the
 |X| |      fifteenth calendar day following the prescribed due date; or the
     |      subject quarterly report or transition report on Form 10-Q, or
     |      portion thereof, will be filed on or before the fifth calendar day
     |      following the prescribed due date; and
     |
     | (c)  The accountant's statement or other exhibit required by Rule
     |      12b-25(c) has been attached if applicable.


PART III -- NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

        Tutogen Medical, Inc. (the "Company") has announced that it is conducting a review of its previously reported financial statements for the fiscal years ended September 30, 2003, 2004 and 2005, and the 2006 first fiscal quarter ended December 31, 2005, as a result of an error discovered by management in the accounting of actual costs associated with inventory purchased from its German subsidiary. Management presented its findings to the Company's Audit Committee and is continuing to examine the Company's accounting for such transactions. The Company anticipates a restatement of such financial statements. As a result, the Company was not in position to timely file its Quarterly Report on Form 10-Q for the second quarter ended March 31, 2006 by May 15, 2006, and does not expect to file such Quarterly Report within the 5-day extension period permitted by Rule 12b-25 under the Securities Exchange Act of 1934, as amended.

 (Attach extra Sheets if Needed)


SEC 1344     PERSONS WHO ARE TO RESPOND TO THE COLLECTION OF INFORMATION
(03-05)      CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM
             DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

PART IV -- OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

L. Robert Johnston, Jr.                   (386)                   462-0402
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      (Name)                            (Area Code)           (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). |X| Yes |_| No

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(3)      Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? |X| Yes |_| No

         If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

         Based on current information, as a result of the error, inventory in each fiscal years 2003, 2004, and 2005 and the 2006 first fiscal quarter ended December 31, 2005 was overstated by up to $800,000. Additionally, as a result of selling the intercompany inventory at a higher cost than actual, earnings for the cumulative period from October 1, 2003 to December 31, 2005 were understated by approximately $300,000 to $1,000,000. The accounting error is not expected to have an adverse effect on the Company's business outlook for future fiscal periods nor impact the Company's future cash flows from operations.

         To reflect the Company's revised financial information, including the estimated revised financial results just described, the Company anticipates that its previously issued financial statements for fiscal years ended September 30, 2003, 2004, and 2005 contained in the Company's Annual Report on Form 10-K for such years, and the Company's quarterly financial statements for the 2006 first quarter ended December 31, 2005 contained in the Company's Quarterly Report on Form 10-Q will be restated in amended filings with the Securities and Exchange Commission (the "SEC").

         For more information regarding these matters, please see our Current Report on Form 8-K, dated May 16, 2006, filed with the SEC.

         The foregoing statements and estimates contained herein that disclose the Company's or its management's intentions, expectations or predictions of the future, including expected restatement adjustments to previously issued consolidated financial statements are forward-looking statements. The actual amounts and effects of the Company's restatement adjustments, and the actual dates for the Company's amended SEC filings, could differ materially from those projected in such forward-looking statements. [GRAPHIC OMITTED]

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                              TUTOGEN MEDICAL, INC.
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                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date:  May 16, 2006                               By: /s/ Guy L. Mayer
                                                      --------------------------
                                                      Guy L. Mayer
                                                      Chief Executive Officer


INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

                                    ATTENTION
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   INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL
                        VIOLATIONS (SEE 18 U.S.C. 1001).
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